Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Cash flows from operating activities
Profit before tax		$ 10,712	$ 6,924	$ 10,243
Adjustments for non-cash items:
Depreciation and amortisation		946	999	863
Net gain from investing activities		85	(388)	(764)
Share of profit in associates and joint ventures		(1,381)	(1,192)	(1,183)
Loss on disposal of associates, joint ventures, subsidiaries and businesses		0	0	(79)
Loan impairment losses gross of recoveries and other credit risk provisions		680	1,585	1,018
Provisions including pensions		1,244	731	186
Share-based payment expense		274	233	267
Other non-cash items included in profit before tax		(899)	(224)	(157)
Change in operating assets		(89,986)	(53,715)	(115,324)
Change in operating liabilities		84,594	54,080	109,828
Elimination of exchange differences4	[1]	(11,816)	(5,081)	(16,208)
Dividends received from associates		126	151	589
Contributions paid to defined benefit plans		(103)	(334)	(351)
Tax paid		(1,116)	(2,365)	(810)
Net cash from operating activities		(6,640)	1,404	(11,882)
Cash flows from investing activities
Purchase of financial investments		(227,256)	(181,918)	(175,346)
Proceeds from the sale and maturity of financial investments		225,295	184,641	233,711
Net cash flows from the purchase and sale of property, plant and equipment		(520)	(853)	(314)
Net cash inflow from disposal of customer and loan portfolios		(542)	1,712	5,044
Net investment in intangible assets		(751)	(771)	(514)
Net cash inflow on disposal of subsidiaries, businesses, associates and joint ventures		(19)	24	141
Net cash from investing activities		(3,793)	2,835	62,722
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		4,150	1,469	3,727
Cancellation of shares		(986)	(2,000)	(1,000)
Net (purchases)/sales of own shares for market-making and investment purposes		43	(18)	(49)
Redemption of preference shares and other equity instruments		6,078	0	0
Subordinated loan capital repaid		(4,020)	(3,054)	(520)
Dividends paid to shareholders of the parent company and non-controlling interests		(4,965)	(5,739)	(3,266)
Net cash from financing activities		(11,856)	(9,342)	(1,108)
Net increase/(decrease) in cash and cash equivalents		(22,289)	(5,103)	49,732
Cash and cash equivalents at the beginning of the period		337,412	335,828	274,550
Exchange differences in respect of cash and cash equivalents		(5,415)	6,687	11,546
Cash and cash equivalents at the end of the period		$ 309,708	$ 337,412	$ 335,828

[1]	4Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.